Related Party Transactions, Private Placement Warrants (Details) - Private Placement Warrants [Member] - USD ($)			12 Months Ended
	Dec. 16, 2016	Nov. 23, 2016	Dec. 31, 2017
Private Placement Warrants [Abstract]
Number of warrants issued (in shares)	23,080	3,333,333
Warrant price (in dollars per share)	$ 1.50	$ 1.50
Proceeds from warrants issued	$ 34,620	$ 5,000,000
Class A Common Shares [Member]
Private Placement Warrants [Abstract]
Minimum period for warrants to be transferable or salable			30 days